Intangible assets - Additional information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets
Amortization expenses on intangible assets, including impairment	₺ 31,449,320	₺ 29,051,854
Impairment losses on intangible assets	559,031	155,693
Research and development expense	450,871	410,964
Internally generated | Computer software
Disclosure of detailed information about intangible assets
Capitalized cost	₺ 4,371,052	₺ 4,038,085